Significant Accounting Policies - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Line Items]
Depreciation method, property, plant and equipment	straight-line method
Onerous contracts provision	$ 0	$ 0
Gain loss on conversion of financial liability reclassified to equity	0
Development costs capitalized	$ 0	$ 0
Sun 8 Holdings Inc
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	15 years
World Wide Proprietary Rights
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	12 years
Inner Spirit
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	8 years
Top of Range
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents maturities period	90 days